SHARE-BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2016
SHARE-BASED COMPENSATION PLANS [Abstract]
SHARE-BASED COMPENSATION PLANS
23.	SHARE-BASED COMPENSATION PLANS

As a result of the reverse acquisition accounting treatment for the Transaction, previously issued SolarOne Group stock options and restricted stock units under the Group’s 2006 Option Plan and 2007 Incentive Plan, granted to employees and directors that were outstanding and unvested at the date of the Transaction, were accounted for an exchange of awards. The fair value of such awards was insignificant.

The following tables summarize the Group’s share option activity under the 2006 Option Plan and 2007 Incentive Plan:

			Weighted-
		Weighted-	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	options	price	life	value
		($)	(Years)	($)

Outstanding, January 1, 2016	2,420,050	1.78	2.22	-
Forfeited	(1,291,450)	1.53
Expired	(716,400)	2.39		-

Outstanding, December 31, 2016	412,200	1.48	2.64	-

Vested and expected to be vested at December 31, 2016	412,200	1.48	2.64	-

Exercisable at December 31, 2016	412,200	1.48	2.64	-

The aggregate intrinsic value in the table above represents the total intrinsic value (the aggregate difference between the Company’s closing stock price of $0.4388 and $0.1632 per ordinary share as of December 31, 2015 and 2016, respectively, and the exercise price for in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on December 31, 2015 and 2016.

No share options were granted, vested or exercised in 2016.

The following table summarized the Group’s RSU activity under the 2007 Incentive Plan:

		Weighted- average
		grant date fair
	Number of RSUs	value
		($)

Unvested, January 1, 2016	52,065	18.19

Granted	29,358	17.62
Vested	(32,970)	11.80
Forfeited	(7,565)	18.03

Unvested, December 31, 2016	40,888	18.57

The aggregate fair value of vested RSUs for 2015 and 2016 measured based on respective grant-date fair values was $0.4 million and $0.4 million, respectively. 1 RSU represent 1 ADS, and they are equivalent to 50 ordinary shares each. The aggregate fair value of the unvested RSUs as of December 31, 2015 and 2016 was $0.9 million and $0.8 million, respectively, based on the quoted market price of the Group’s ordinary shares at the respective grant dates, and such amount shall be recognized as compensation expenses using the straight-line method with graded vesting based on service conditions.

As of December 31, 2016, there was $0.1 million of unrecognized share-based compensation cost related to RSUs which is expected to be recognized over a weighted-average vesting period of 4 months. To the extent the actual forfeiture rate is different from current estimation, actual share-based compensation related to these awards may be different from the expectation.

Total compensation expense relating to share options and RSUs recognized for the year ended December 31, 2015 and 2016 is as follows:

in millions of $	For the year ended December 31,
	2014	2015	2016

Cost of revenues	-	0.2	0.2
Selling expenses	-	0.1	0.0
General and administrative expenses	-	0.3	0.3
Research and development expenses	-	0.1	0.1

	-	0.7	0.6